                                                 NEUBERGER BERMAN


         Neuberger Berman
         Income Trust-Registered Trademark-
         ----------------------------------------------------------
         LIMITED MATURITY BOND TRUST       SEMI-ANNUAL REPORT
                                           APRIL 30, 2000

TABLE OF CONTENTS


    THE TRUST

    CHAIRMAN'S LETTER                              A-4

    PERFORMANCE HIGHLIGHTS                         A-7

    FINANCIAL STATEMENTS                           B-1

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA                               B-7

    THE PORTFOLIO

    SCHEDULE OF INVESTMENTS                        C-1

    FINANCIAL STATEMENTS                           C-8

    FINANCIAL HIGHLIGHTS                          C-15

    DIRECTORY                                      D-1

    OFFICERS AND TRUSTEES                          D-2

   The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this report are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-2000.

CHAIRMAN'S LETTER                                                   May 26, 2000

Dear Shareholder,
  During this reporting period, the fixed income markets suffered the same kind of split personality that affected the stock market before April's correction in technology stocks. U.S. Treasury securities were the bond market equivalent of "new economy" stocks. Everyone seemed to want them, regardless of fundamental value. Bonds in other sectors, however, remained out of favor, despite increasingly attractive yields. The result -- nearly the widest spread between Treasury and other fixed income sector yields in a decade -- provides what we believe is an exceptional buying opportunity in corporate, government agency, asset-backed, mortgage, and high-yield bonds.
  What is responsible for this split personality? The major culprit is the U.S. Treasury Department. In January, the Treasury announced plans to begin retiring longer maturity Treasury debt. In March and April, it began doing so. With supply already somewhat limited due to reduced issuance, the buyback gave Treasuries "scarcity" value. Fixed income investors pursued Treasuries like kids at a picnic going after the last hot dog. More financially nourishing bonds were left for the ants.
  We believe this will change in the year ahead. Why? We expect that fixed income investors will ultimately gravitate to value, as they recognize that buying a 10-year investment grade corporate or government agency bond yielding 8% makes much more sense than buying a 10-year Treasury yielding 6%. In the interim, our portfolios will continue to feast on very attractive yields in out-of-favor sectors.
  Rising interest rates may continue to restrain bond prices over the next several months. The Federal Reserve hiked short-term interest rates three times during our fiscal period ending April 30, 2000. On May 16, it raised them again by a full half point. Until the Fed sees evidence that the economy is slowing, it will likely continue to step on the monetary brakes. It may be difficult for bond prices to make much headway swimming against a strong tide of rising short-term interest rates.
  However, attractive yields should produce respectable total returns. Looking farther ahead, if the current stock market correction evolves into a full-scale bear market, we believe that bonds may develop a larger and more enthusiastic following. In the long term, we also believe that bonds will be major beneficiaries of the "new economy". The Internet is eliminating the "middleman" from the financial system, and in doing so, it is removing an entire cost layer from the economy. We believe that this powerful disinflationary force, over the longer term, will bring interest rates significantly lower.
  Irrespective of short-term bond market trends, we will continue to focus on value -- investing in what we perceive to be the best individual opportunities in the most promising sectors of the fixed income market. We will also continue to attempt to control interest rate risk through maturity/duration management strategies.

  LIMITED MATURITY BOND TRUST We are pleased to report that the Limited Maturity Bond Trust posted a modestly positive total return for the six months ending April 30, in what has been a very challenging fixed income market. True to its name, this is a portfolio of fixed income instruments with relatively short-term maturities. During this reporting period, weighted average maturity ranged from
2.4 to 5.2 years, a segment of the yield curve directly impacted by Federal Reserve rate hikes. Also, the portfolio is traditionally biased toward higher yielding fixed income sectors, with less substantial positions in Treasuries. With Treasuries significantly outperforming all other fixed income sectors, we were running uphill through the first half of fiscal 2000.
  In response to rising interest rates, the portfolio's weighted average maturity and duration (a standard measure of interest rate sensitivity) were reduced from 4.6 years and 3.5 years respectively at the beginning of this reporting period to 2.7 years and 2.1 years at its close. We currently expect to maintain this conservative maturity/duration posture until we see interest rate risk abating.
  The most significant change in our portfolio's sector allocation was a substantial reduction in mortgage-backed securities. We believed the sector had become fully valued and that increasing interest rate volatility posed a problem for mortgage securities going forward. At the end of November, we began taking profits and whittled our allocation down from 30.1% at the beginning of fiscal first-half 2000 to 7.9% at the end of February. Our timing was relatively good, as mortgages began stumbling in late March.
  We used most of the proceeds from our sales of mortgage bonds to increase our allocation to federally sponsored agency securities, which we believed were priced attractively. Much has been made over proposed legislation to eliminate lines of credit to government-sponsored enterprises such as Fannie Mae (Federal National Mortgage Association) and Freddie Mac (Federal Home Loan Mortgage Corp.). We do not anticipate the Treasury Department pulling the rug out from under this sector. Furthermore, even on a stand-alone basis, these entities would still enjoy very high credit ratings. We believe the Fannie Mae benchmark issues are priced especially attractively and may get a boost if reduced issuance of Treasuries makes the Fannie Mae benchmark a substitute for Treasuries as a standard fixed income reference, as some observers expect to happen. Modest trimming in other sectors allowed us to increase our allocation to U.S. Treasuries, which should continue to benefit from favorable supply/demand dynamics, and cash equivalent reserves. We believe having some "dry powder" to invest in evolving opportunities will serve the Trust well in the months ahead.
  No one can be sure of what the bond market holds in store over the short term. Should the Fed remain aggressive, we will likely see further erosion in bond prices. However, at some point we believe the Fed will succeed in slowing the economy, setting the stage for a bond market rally. In the interim, we believe high nominal yields and real rates of return make bonds a good value for income-oriented investors.

Sincerely,

/s/ Theodore P. Giuliano

Ted Giuliano
Chairman of the Board and Trustee
Neuberger Berman Income Trust

The composition and holdings of the portfolio are subject to change. Past performance is no guarantee of future results.

PERFORMANCE HIGHLIGHTS

                           TOTAL RETURN ILLUSTRATION

                                                SIX MONTH                 AVERAGE ANNUAL
                                                 PERIOD                  TOTAL RETURNS(1)
NEUBERGER BERMAN                                  ENDED                 -------------------
INCOME TRUST                                   4/30/00(1)    1 YR(1)      5 YR      10 YR
-------------------------------------------------------------------------------------------
LIMITED MATURITY BOND TRUST(2)                   +0.56%       +1.03%    +4.80%     +5.89%

1) One-year and average annual total returns are for the periods ended
   April 30, 2000. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.
2) Neuberger Berman Limited Maturity Bond Trust ("Limited Maturity") commenced operations on August 30, 1993. The Fund has identical investment objectives and policies, and invests in the same Portfolio as another fund ("Sister Fund") of a similar name, which is also managed by Neuberger Berman Management Inc. ("Management"). The performance information for the Fund prior to its commencement of operations is for the Sister Fund. Management voluntarily bears certain operating expenses in excess of 0.80% of the average daily net assets per annum of Limited Maturity. This arrangement can be terminated upon 60 days' prior written notice. Absent such reimbursement, the total returns for the above stated periods would have been less. The total returns for periods prior to the Fund's commencement of operations would have been lower had they reflected the higher expense ratios of the Fund as compared to those of its Sister Fund.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Trust

                                                      April 30,
                                                        2000
(000'S OMITTED EXCEPT PER SHARE AMOUNT)              (UNAUDITED)
                                                    -------------
ASSETS
      Investment in Portfolio, at value (Note A)    $     34,959
      Receivable for Trust shares sold                         8
                                                    -------------
                                                          34,967
                                                    -------------
LIABILITIES
      Payable for Trust shares redeemed                      417
      Accrued expenses                                        86
      Payable to administrator -- net (Note B)                 6
                                                    -------------
                                                             509
                                                    -------------
NET ASSETS at value                                 $     34,458
                                                    -------------

NET ASSETS consist of:
      Par value                                     $          4
      Paid-in capital in excess of par value              38,350
      Accumulated net realized losses on
        investment                                        (2,828)
      Net unrealized depreciation in value of
        investment                                        (1,068)
                                                    -------------
NET ASSETS at value                                 $     34,458
                                                    -------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                        3,901
                                                    -------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $8.83
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Trust

                                                       For the
                                                     Six Months
                                                        Ended
                                                      April 30,
                                                        2000
(000'S OMITTED)                                      (UNAUDITED)
                                                     -----------
INVESTMENT INCOME
    Investment income from Portfolio (Note A)        $    1,373
                                                     -----------
    Expenses:
      Administration fee (Note B)                            96
      Shareholder reports                                    29
      Registration and filing fees                           28
      Legal fees                                             18
      Shareholder servicing agent fees                        9
      Custodian fees                                          5
      Auditing fees                                           3
      Trustees' fees and expenses                             1
      Miscellaneous                                           1
      Expenses from Portfolio (Notes A & B)                  65
                                                     -----------
        Total expenses                                      255
      Expenses reimbursed by administrator and
        reduced by custodian fee expense offset
        arrangement (Note B)                               (100)
                                                     -----------
        Total net expenses                                  155
                                                     -----------
        Net investment income                             1,218
                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM PORTFOLIO (NOTE A)
    Net realized loss on investment securities           (1,146)
    Net realized loss on foreign currency
      transactions                                          (70)
    Change in net unrealized depreciation of
      investment securities, financial futures
      contracts, translation of assets and
      liabilities in foreign currencies, and
      foreign currency contracts                            211
                                                     -----------
        Net loss on investments from Portfolio
          (Note A)                                       (1,005)
                                                     -----------
        Net increase in net assets resulting from
          operations                                 $      213
                                                     -----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Trust

                                           Six Months
                                              Ended          Year
                                            April 30,        Ended
                                              2000        October 31,
(000'S OMITTED)                            (UNAUDITED)       1999
                                          ----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $      1,218   $       3,241
    Net realized loss on investments
      from Portfolio (Note A)                   (1,216)           (710)
    Change in net unrealized
      appreciation (depreciation) of
      investments from Portfolio
      (Note A)                                     211          (1,534)
                                          ----------------------------
    Net increase in net assets resulting
      from operations                              213             997
                                          ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                       (1,218)         (3,241)
    Excess of net investment income                 --             (73)
                                          ----------------------------
    Total distributions to shareholders         (1,218)         (3,314)
                                          ----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                    5,085          20,223
    Proceeds from reinvestment of
      dividends                                  1,214           3,226
    Payments for shares redeemed               (12,385)        (40,004)
                                          ----------------------------
    Net decrease from Trust share
      transactions                              (6,086)        (16,555)
                                          ----------------------------
NET DECREASE IN NET ASSETS                      (7,091)        (18,872)
NET ASSETS:
    Beginning of period                         41,549          60,421
                                          ----------------------------
    End of period                         $     34,458   $      41,549
                                          ----------------------------

NUMBER OF TRUST SHARES:
    Sold                                           567           2,175
    Issued on reinvestment of dividends            136             349
    Redeemed                                    (1,386)         (4,335)
                                          ----------------------------
    Net decrease in shares outstanding            (683)         (1,811)
                                          ----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman                                      April 30, 2000 (Unaudited)
----------------------------------------------------------------------
          Income Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Limited Maturity Bond Trust (the "Fund") is a separate operating series of Neuberger Berman Income Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated
   May 6, 1993. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      If additional series of the Trust are established, the assets of each Fund would belong only to that Fund, and the liabilities of each Fund would be borne solely by that Fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in Neuberger Berman Limited Maturity Bond Portfolio of Income Managers Trust (the "Portfolio") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (15.53% at April 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Portfolio at value. Investment securities held by the Portfolio are valued as indicated in the notes following the Portfolio's Schedule of Investments.
3) TAXES: The Fund is treated as a separate entity for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio. It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($86, $11,896, $51,062, $70,825, $48,668, $580,400, and $806,750 expiring in
   2001, 2002, 2003, 2004, 2005, 2006, and 2007, respectively, determined as of
   October 31, 1999), it is the policy of the Fund not to distribute such gains. The capital loss carryforwards shown above for the Fund include $26,716 expiring in 2003, which was acquired on February 27, 1998, in the merger with Neuberger Berman Ultra Short Bond Trust ("Ultra Short"). The use of these losses to offset future gains may be limited in a given year.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: The Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   The Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.50% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Portfolio (see Note B of Notes to Financial Statements of the Portfolio).
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses plus its pro rata portion of the Portfolio's operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, 0.80% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the six months ended April 30, 2000, such excess expenses amounted to $99,758.

   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Portfolio, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.
   The Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of the Fund.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Portfolio, was a reduction of $508.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended April 30, 2000, additions and reductions in the Fund's investment in the Portfolio amounted to $2,263,000 and $9,313,000 respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Trust(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                 Six Months
                                                                    Ended
                                                                  April 30,
                                                                    2000                 Year Ended October 31,
                                                                 (UNAUDITED)    1999     1998     1997     1996     1995
                                                                 --------------------------------------------------------
Net Asset Value, Beginning of Period                                $9.06       $9.45    $9.57    $9.53    $9.61    $9.43
                                                                 --------------------------------------------------------
Income From Investment Operations
    Net Investment Income                                             .28         .56      .57      .60      .57      .58
    Net Gains or Losses on Securities (both realized and
     unrealized)                                                     (.23)       (.39)    (.12)     .04     (.08)     .18
                                                                 --------------------------------------------------------
      Total From Investment Operations                                .05         .17      .45      .64      .49      .76
                                                                 --------------------------------------------------------
Less Distributions
    Dividends (from net investment income)                           (.28)       (.55)    (.57)    (.60)    (.57)    (.58)
    Distributions (in excess of net investment income)                 --        (.01)      --       --       --       --
                                                                 --------------------------------------------------------
      Total Distributions                                            (.28)       (.56)    (.57)    (.60)    (.57)    (.58)
                                                                 --------------------------------------------------------
Net Asset Value, End of Period                                      $8.83       $9.06    $9.45    $9.57    $9.53    $9.61
                                                                 --------------------------------------------------------
Total Return(2)                                                     +0.56%(3)   +1.86%   +4.79%   +6.88%   +5.29%   +8.36%
                                                                 --------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)                         $34.5       $41.5    $60.4    $37.4    $21.2    $11.9
                                                                 --------------------------------------------------------
    Ratio of Gross Expenses to Average Net Assets(4)                  .80%(5)     .81%     .80%     .80%     .81%     .77%
                                                                 --------------------------------------------------------
    Ratio of Net Expenses to Average Net Assets(6)                    .80%(5)     .80%     .80%     .80%     .80%     .77%
                                                                 --------------------------------------------------------
    Ratio of Net Investment Income to Average Net Assets             6.28%(5)    5.87%    5.94%    6.25%    6.06%    6.16%
                                                                 --------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman                                      April 30, 2000 (Unaudited)
----------------------------------------------------------------------
          Limited Maturity Bond Trust
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses.
3) Not annualized.
4) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
5) Annualized.
6) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                               Six Months
                                                 Ended
                                               April 30,                 Year Ended October 31,
                                                  2000          1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------
Net Expenses                                          1.31%     1.12%    1.22%    1.24%    1.91%    2.18%
                                            -------------------------------------------------------------

SCHEDULE OF INVESTMENTS
Neuberger Berman                                      April 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

      Principal
       Amount                                                 Rating              Value(1)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
                       U.S. TREASURY SECURITIES
                       (13.8%)
    $      9,860       U.S. Treasury Notes, 6.375%,
                       due 9/30/01                       TSY          TSY         $  9,815
           4,500       U.S. Treasury Notes, 6.50%,
                       due 3/31/02                       TSY          TSY            4,483
          10,385       U.S. Treasury Notes, 5.50%,
                       due 5/31/03                       TSY          TSY           10,065
           4,390       U.S. Treasury Notes, 6.00%,
                       due 8/15/04                       TSY          TSY            4,299
           2,510       U.S. Treasury
                       Inflation-Indexed Notes,
                       3.375%, due 1/15/07               TSY          TSY            2,419
                                                                                  --------
                       TOTAL U.S. TREASURY SECURITIES
                       (COST $31,212)                                               31,081
                                                                                  --------
                       U.S. GOVERNMENT AGENCY
                       SECURITIES (10.7%)
          24,300       Fannie Mae, Notes, 4.625%,
                       due 10/15/01                      AGY          AGY           23,522
             510       Freddie Mac, Notes, 5.75%,
                       due 7/15/03                       AGY          AGY              488
                                                                                  --------
                       TOTAL U.S. GOVERNMENT AGENCY
                       SECURITIES
                       (COST $24,131)                                               24,010
                                                                                  --------
                       MORTGAGE-BACKED SECURITIES
                       (12.8%)
           1,472       GE Capital Mortgage Services,
                       Inc., REMIC Pass-Through
                       Certificates, Ser. 1998-25,
                       Class B3, 6.25%, due 12/25/28     BB(2)                       1,019(3)
           1,579       PNC Mortgage Securities Corp.,
                       Pass-Through Certificates,
                       Ser. 1999-1, Class 1B4, 6.25%,
                       due 2/25/29                       BB(2)                       1,048(3)
             941       Norwest Asset Securities
                       Corp., Mortgage Pass-Through
                       Certificates, Ser. 1999-13,
                       6.75%, due 5/25/29                BB(2)                         674(3)
           1,105       GE Capital Mortgage Services,
                       Inc., REMIC Pass-Through
                       Certificates, Ser. 1999-11,
                       Class B3, 6.50%, due 7/25/29      BB(2)                         774(3)
             965       Morgan Stanley Capital I Inc.,
                       Commercial Mortgage
                       Pass-Through Certificates,
                       Ser. 1998-HF2, 6.01%,
                       due 11/15/30                      BB(2)                         652(3)

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                                 Rating              Value(1)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
FANNIE MAE
    $      3,856       Pass-Through Certificates,
                       7.00%, due 9/1/03 & 6/1/11        AGY          AGY         $  3,816
           4,829       Pass-Through Certificates,
                       6.50%, due 5/1/13                 AGY          AGY            4,653
FREDDIE MAC
              11       Mortgage Participation
                       Certificates, 10.50%,
                       due 10/1/00 & 12/1/00             AGY          AGY               11
              89       Mortgage Participation
                       Certificates, 8.50%,
                       due 10/1/01                       AGY          AGY               90
             108       ARM Certificates, 7.00%,
                       due 1/1/17                        AGY          AGY              108
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
              64       Pass-Through Certificates,
                       7.50%, due 10/15/09-9/15/10       AGY          AGY               64
             111       Pass-Through Certificates,
                       12.00%, due 5/15/12-3/15/15       AGY          AGY              125
           3,140       Pass-Through Certificates,
                       7.00%, due 4/15/11 & 12/15/28     AGY          AGY            3,055
           6,599       Pass-Through Certificates,
                       6.50%, due 2/15/29 & 8/15/29      AGY          AGY            6,190
           3,500       Pass-Through Certificates,
                       6.50%, TBA, 30 Year Maturity      AGY          AGY            3,277
           3,185       Pass-Through Certificates,
                       8.00%, TBA, 30 Year Maturity      AGY          AGY            3,193
                                                                                  --------
                       TOTAL MORTGAGE-BACKED
                       SECURITIES
                       (COST $29,367)                                               28,749
                                                                                  --------
                       ASSET-BACKED SECURITIES (9.2%)
           2,180       Honda Auto Lease Trust,
                       Ser. 1999-A, Class A4, 6.45%,
                       due 9/16/02                       Aaa          AAA            2,160
           6,500       Ford Credit Auto Loan Master
                       Trust, Auto Loan Certificates,
                       Ser. 1996-1, 5.50%,
                       due 2/15/03                       Aaa          AAA            6,424
              62       Honda Auto Receivables Grantor
                       Trust, Ser. 1997-A, Class A,
                       5.85%, due 2/15/03                Aaa          AAA               61

                                                      April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                                 Rating              Value(1)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
    $      5,600       Chase Credit Card Master
                       Trust, Ser. 1997-2, Class A,
                       6.30%, due 4/15/03                Aaa          AAA         $  5,596
             477       Navistar Financial Owner
                       Trust, Ser. 1996-B,
                       Class A-3, 6.33%, due 4/21/03     Aaa          AAA              477
           4,720       Chemical Master Credit Card
                       Trust 1, Ser. 1995-2,
                       Class A, 6.23%, due 6/15/03       Aaa          AAA            4,709
             714       Chevy Chase Auto Receivables
                       Trust, Ser. 1996-2, Class A,
                       5.90%, due 7/15/03                Aaa          AAA              711
             600       Daimler Chrysler Auto Trust,
                       Ser. 2000-A, Class A3, 7.09%,
                       due 12/6/03                       Aaa          AAA              597
                                                                                  --------
                       TOTAL ASSET-BACKED SECURITIES
                       (COST $20,911)                                               20,735
                                                                                  --------
                       BANKS & FINANCIAL INSTITUTIONS
                       (13.2%)
           3,150       Countrywide Funding Corp.,
                       Medium-Term Notes, Ser. A,
                       7.31%, due 8/28/00                 A3           A             3,153
           3,600       Countrywide Home Loans, Inc.,
                       Notes, 5.62%, due 10/16/00         A3           A             3,577
           2,000       Dime Bancorp, Inc., Notes,
                       6.375%, due 1/30/01               Ba1         BBB-            1,979
           2,000       NationsBank Corp., Senior
                       Medium-Term Notes, Ser. E,
                       5.70%, due 2/9/01                 Aa2          A+             1,977
           4,430       Morgan Stanley, Dean Witter, &
                       Co., Global Medium-Term Notes,
                       Ser. C, 6.09%, due 3/9/01         Aa3          A+             4,391
           6,660       Household Finance Corp.,
                       Senior Medium-Term Notes,
                       6.06%, due 5/14/01                 A2           A             6,576
           1,500       Dime Bancorp, Inc., Notes,
                       7.00%, due 7/25/01                Ba1         BBB-            1,482
           3,025       Lehman Brothers Holdings Inc.,
                       Medium-Term Notes, Ser. E,
                       7.00%, due 5/15/03                 A3           A             2,955
           2,900       Paine Webber Group Inc.,
                       Notes, 6.45%, due 12/1/03         Baa1        BBB+            2,748
           1,000       Bank United Corp., Medium-Term
                       Notes, Ser. A, 8.00%,
                       due 3/15/09                       Ba2         BBB-              886
                                                                                  --------
                       TOTAL BANKS & FINANCIAL
                       INSTITUTIONS
                       (COST $30,182)                                               29,724
                                                                                  --------

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                                 Rating              Value(1)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
                       CORPORATE DEBT SECURITIES
                       (34.4%)
    $      4,800       Norfolk Southern Corp., Notes,
                       6.70%, due 5/1/00                 Baa1        BBB+         $  4,800
           2,510       Chesapeake Corp., Notes,
                       10.375%, due 10/1/00              Ba1          BB+            2,538
           2,577       Safeway Inc., Notes, 5.75%,
                       due 11/15/00                      Baa2         BBB            2,557
           3,325       AT&T Capital Corp., Notes,
                       6.875%, due 1/16/01                A1          A+             3,320
           2,320       Fort James Corp., Notes,
                       6.234%, due 3/15/01               Baa2         BBB            2,295
           1,125       Tyco International Group S.A.,
                       Notes, 6.125%, due 6/15/01        Baa1         A-             1,109
           1,780       CMS Energy Corp., Senior
                       Notes, 8.00%, due 7/1/01          Ba3          BB             1,758
           3,300       Telecom Argentina Stet-France
                       SA, Medium-Term Notes, 9.75%,
                       due 7/12/01                        B1         BBB-            3,316(3)
           2,290       Colonial Realty Limited
                       Partnership, Senior Notes,
                       7.50%, due 7/15/01                Baa3        BBB-            2,266
           1,220       USA Waste Services, Inc.,
                       Senior Notes, 6.125%,
                       due 7/15/01                       Ba1          BBB            1,172
           1,325       Cox Communications, Inc.,
                       Notes, 7.00%, due 8/15/01         Baa2        BBB+            1,308
           3,300       Texas Utilities Co., Notes,
                       5.94%, due 10/15/01               Baa3         BBB            3,232
           2,080       Tyco International Ltd.,
                       Notes, 6.50%, due 11/1/01          A3          A-             2,053
           1,923       Marlin Water Trust, Senior
                       Secured Notes, 7.09%,
                       due 12/15/01                      Baa2         BBB            1,891(3)
           2,965       ICI Wilmington Inc.,
                       Guaranteed Notes, 7.50%,
                       due 1/15/02                       Baa1         A-             2,950
           2,835       Black & Decker Corp.,
                       Medium-Term Notes, Ser. A,
                       8.90%, due 1/21/02                Baa2         BBB            2,869
             945       Century Communications Corp.,
                       Senior Notes, 9.75%,
                       due 2/15/02                        B1          BB-              944
             900       Ford Motor Credit Co., Global
                       Bonds, 6.50%, due 2/28/02          A2           A               883
             900       Comdisco, Senior Notes, 7.25%,
                       due 9/1/02                        Baa1        BBB+              884
           3,195       Crown Cork & Seal Co., Inc.,
                       Notes, 7.125%, due 9/1/02         Baa2         BBB            3,112
           2,280       Fort James Corp., Senior
                       Notes, 6.50%, due 9/15/02         Baa2         BBB            2,214

                                                      April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                                 Rating              Value(1)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
    $      1,200       Adelphia Communications Corp.,
                       Senior Notes, Ser. B, 9.25%,
                       due 10/1/02                        B1          B+          $  1,176
           2,460       Conseco Inc., Notes, 8.50%,
                       due 10/15/02                     Ba1(4)      BB-(4)           1,525
             800       Reliant Energy Finance Co.,
                       Notes, 7.40%, due 11/15/02        Baa1        BBB+              779(3)
           1,375       American Standard Inc., Senior
                       Notes, 7.125%, due 2/15/03        Ba3          BB-            1,304
           1,000       Safeway Inc., Medium-Term
                       Notes, 8.57%, due 4/1/03          Baa2         BBB            1,014
           1,615       Cox Radio, Inc., Notes, 6.25%,
                       due 5/15/03                       Baa2        BBB+            1,540
              60       Core-Mark International, Inc.,
                       Senior Subordinated Notes,
                       11.375%, due 9/15/03               B3           B                56
           2,555       Akzo Nobel Inc., Guaranteed
                       Notes, 6.00%, due 11/15/03         A2           A             2,396(3)
             705       Loomis Fargo & Co., Senior
                       Subordinated Notes, 10.00%,
                       due 1/15/04                        B3           B               680
           1,740       PDVSA Finance Ltd., Notes,
                       8.75%, due 2/15/04                Baa1                        1,698(3)
           2,400       Caterpillar Financial Services
                       Corp., Notes, 6.875%,
                       due 8/1/04                         A2          A+             2,321
             660       EOP Operating Limited
                       Partnership, Notes, 6.625%,
                       due 2/15/05                       Baa1        BBB+              614
             975       WestPoint Stevens Inc., Senior
                       Notes, 7.875%, due 6/15/05        Ba3          BB               804
           4,200       Heritage Media Corp., Senior
                       Subordinated Notes, 8.75%,
                       due 2/15/06                       Ba3          BB+            4,137
             735       Calpine Corp., Senior Notes,
                       7.625%, due 4/15/06              Ba1(4)      BB+(4)             691
             325       Jones Apparel Group, Senior
                       Notes, 7.875%, due 6/15/06        Baa2        BBB-              308
             210       Printpack, Inc., Senior
                       Subordinated Notes, Ser. B,
                       10.625%, due 8/15/06              Caa1          B               202
           2,825       Time Warner Inc., Notes,
                       8.11%, due 8/15/06                Baa3         BBB            2,849
             680       Newport News Shipbuilding
                       Inc., Senior Subordinated
                       Notes, 9.25%, due 12/1/06         Ba3          B+               677

SCHEDULE OF INVESTMENTS
Neuberger Berman                                      April 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                                 Rating              Value(1)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
    $        880       HydroChem Industrial Services,
                       Inc., Senior Subordinated
                       Notes, Ser. B, 10.375%,
                       due 8/1/07                        Caa1         B-          $    669
           2,000       Interpool, Inc., Notes, 7.20%,
                       due 8/1/07                       Ba2(5)      BB+(5)           1,579
           1,000       Thiokol Corp., Senior Notes,
                       6.625%, due 3/1/08                Baa3         BBB              901
             610       IMPAC Group, Inc., Senior
                       Subordinated Notes, 10.125%,
                       due 3/15/08                        B3          B-               610
             470       Trans-Resources, Inc., Senior
                       Notes, Ser. B, 10.75%,
                       due 3/15/08                        B3          B-               254
             160       Great Central Mines Ltd.,
                       Senior Notes, 8.875%,
                       due 4/1/08                        Ba2          BB               150
           1,000       Global Crossing Holdings Ltd.,
                       Senior Notes, 9.625%,
                       due 5/15/08                       Ba2          BB               980
                                                                                  --------
                       TOTAL CORPORATE DEBT
                       SECURITIES (COST $81,791)                                    77,385
                                                                                  --------
                       FOREIGN GOVERNMENT
                       SECURITIES(6) (1.0%)
      CAD  3,380       Canadian Treasury Bills,
                       5.543%, due 3/29/01
                       (COST $2,202)                     Aa1          AAA            2,157
                                                                                  --------
                       CORPORATE COMMERCIAL PAPER
                       (1.7%)
           3,940       Bell Atlantic Network Funding
                       Corp., 6.05%, due 6/7/00
                        (COST $3,914)                    P-1         A-1+            3,914(7)
                                                                                  --------
                       REPURCHASE AGREEMENTS (2.3%)
           5,270       State Street Bank and Trust
                       Co. Repurchase Agreement,
                       5.81%, due 5/1/00, dated
                       4/28/00, Maturity Value
                       $5,272,552, Collateralized by
                       $5,415,000 Federal Home Loan
                       Bank, Notes, 5.40%,
                       due 11/17/03 (Collateral Value
                       $5,428,538)
                       (COST $5,270)                                                 5,270(7)
                                                                                  --------
                       TOTAL INVESTMENTS (99.1%)
                       (COST $228,980)                                             223,025(8)
                       Cash, receivables and other
                       assets, less liabilities
                       (0.9%)                                                        2,079
                                                                                  --------
                       TOTAL NET ASSETS (100.0%)                                  $225,104
                                                                                  --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                      April 30, 2000 (Unaudited)
----------------------------------------------------------------------
          Limited Maturity Bond Portfolio
1) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.
3) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At April 30, 2000, these securities amounted to $14,247,000 or 6.3% of net assets.
4) Rated BBB- by Duff & Phelps Credit Rating Co.
5) Rated BBB by Fitch Investors Services, Inc.
6) Principal amount is stated in the currency in which the security is denominated.
   CAD -- Canadian Dollar
7) At cost, which approximates market value.
8) At April 30, 2000, the cost of investments for U.S. Federal income tax purposes was $228,980,000. Gross unrealized appreciation of investments was $45,000 and gross unrealized depreciation of investments was $6,000,000, resulting in net unrealized depreciation of $5,955,000, based on cost for U.S. Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                      April 30,
                                                        2000
(000'S OMITTED)                                      (UNAUDITED)
                                                    -------------
ASSETS
      Investments in securities, at market value*
        (Note A) -- see Schedule of Investments     $    223,025
      Cash                                                     3
      Receivable for securities sold                       5,814
      Interest receivable                                  2,860
      Prepaid expenses and other assets                        4
                                                    -------------
                                                         231,706
                                                    -------------
LIABILITIES
      Payable for securities purchased                     6,515
      Accrued expenses                                        44
      Payable to investment manager (Note B)                  43
                                                    -------------
                                                           6,602
                                                    -------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $    225,104
                                                    -------------

NET ASSETS consist of:
      Paid-in capital                               $    231,059
      Net unrealized depreciation in value of
        investment securities                             (5,955)
                                                    -------------
NET ASSETS                                          $    225,104
                                                    -------------
*Cost of investments                                $    228,980
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                       For the
                                                     Six Months
                                                        Ended
                                                      April 30,
                                                        2000
(000'S OMITTED)                                      (UNAUDITED)
                                                     -----------
INVESTMENT INCOME
    Interest income                                  $    8,725
                                                     -----------
    Expenses:
      Investment management fee (Note B)                    308
      Custodian fees (Note B)                                63
      Legal fees                                             14
      Auditing fees                                          13
      Trustees' fees and expenses                             8
      Accounting fees                                         5
      Insurance expense                                       2
                                                     -----------
        Total expenses                                      413
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                          (3)
                                                     -----------
        Total net expenses                                  410
                                                     -----------
        Net investment income                             8,315
                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investment securities
      sold                                               (6,705)
    Net realized loss on financial futures
      contracts (Note A)                                     (4)
    Net realized loss on foreign currency
      transactions (Note A)                                (445)
    Change in net unrealized depreciation of
      investment securities, financial futures
      contracts, translation of assets and
      liabilities in foreign currencies, and
      foreign currency contracts (Note A)                   758
                                                     -----------
        Net loss on investments                          (6,396)
                                                     -----------
        Net increase in net assets resulting from
          operations                                 $    1,919
                                                     -----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                           Six Months
                                             Ended          Year
                                           April 30,       Ended
                                              2000      October 31,
(000'S OMITTED)                           (UNAUDITED)       1999
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     8,315   $    20,055
    Net realized loss on investments           (7,154)       (4,032)
    Change in net unrealized
      appreciation (depreciation) of
      investments                                 758        (8,500)
                                          --------------------------
    Net increase in net assets resulting
      from operations                           1,919         7,523
                                          --------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                  43,030        44,610
    Reductions                                (89,972)     (138,662)
                                          --------------------------
    Net decrease in net assets resulting
      from transactions in investors'
      beneficial interests                    (46,942)      (94,052)
                                          --------------------------
NET DECREASE IN NET ASSETS                    (45,023)      (86,529)
NET ASSETS:
    Beginning of period                       270,127       356,656
                                          --------------------------
    End of period                         $   225,104   $   270,127
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                      April 30, 2000 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Limited Maturity Bond Portfolio (the "Portfolio") is a separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger Berman Management Inc. ("Management"), whose financial statements are not presented herein, also invest in the Portfolio and other portfolios of Managers Trust.
      The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolio's Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
5) FORWARD FOREIGN CURRENCY CONTRACTS: The Portfolio may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio is determined using forward foreign currency exchange rates supplied by an independent pricing service.
6) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
7) EXPENSE ALLOCATION: The Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
8) FINANCIAL FUTURES CONTRACTS: The Portfolio may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time the Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For U.S. Federal income tax purposes, the futures transactions undertaken by the Portfolio may cause the Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolio. Also, the

   Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Portfolio's taxable income.
      During the six months ended April 30, 2000, the Portfolio had entered into various financial futures contracts. At April 30, 2000, there were no open positions.
9) REPURCHASE AGREEMENTS: The Portfolio may enter into repurchase agreements with institutions that the Portfolio's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Portfolio requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Portfolio to obtain those securities in the event of a default under the repurchase agreement. The Portfolio monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Portfolio under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, the Portfolio pays Management a fee at the annual rate of 0.25% of the first $500 million of the Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Portfolio, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also employees of Neuberger and/or Management.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $3,232.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended April 30, 2000, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) of $122,544,000 and $176,794,000, respectively.
   During the six months ended April 30, 2000, the Portfolio had entered into various contracts to deliver currencies at specified future dates. At April 30, 2000, there were no open contracts.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Portfolio without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                             Six Months
                                                Ended
                                              April 30,
                                                2000                      Year Ended October 31,
                                             (UNAUDITED)     1999       1998       1997       1996       1995
                                             ------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                              .33%(2)      .31%       .33%       .33%       .33%       .33%
                                             ------------------------------------------------------------------
    Net Expenses                                   .33%(2)      .31%       .33%       .33%       .33%       .33%
                                             ------------------------------------------------------------------
    Net Investment Income                         6.72%(2)     6.35%      6.38%      6.70%      6.45%      6.55%
                                             ------------------------------------------------------------------
Portfolio Turnover Rate                             52%         102%        44%        89%       169%        88%
                                             ------------------------------------------------------------------
Net Assets, End of Period (in millions)         $225.1       $270.1     $356.7     $293.0     $267.3     $319.6
                                             ------------------------------------------------------------------

1) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

2) Annualized.

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger Berman Funds
Institutional Services
605 Third Avenue 2nd Floor
New York, NY 10158-0180

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

-C- 2000 Neuberger Berman Management Inc.

OFFICERS AND TRUSTEES

Theodore P. Giuliano
 CHAIRMAN OF THE BOARD AND TRUSTEE
John Cannon
 TRUSTEE
Barry Hirsch
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
William E. Rulon
 TRUSTEE
Candace L. Straight
 TRUSTEE
Peter E. Sundman
 PRESIDENT
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY

            Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.




  NEUBERGER BERMAN

            NEUBERGER BERMAN MANAGEMENT INC.
            605 Third Avenue 2nd Floor
            New York, NY 10158-0180
            SHAREHOLDER SERVICES
            800.877.9700
            INSTITUTIONAL SERVICES
            800.366.6264
            WWW.NBFUNDS.COM







            [LOGO]  PRINTED ON RECYCLED PAPER                    A0073 05/00

                  --------------------------------------------
                           KIRKPATRICK & LOCKHART LLP
                  --------------------------------------------

                         1800 MASSACHUSETTS AVENUE, N.W.
                                    2ND FLOOR
                           WASHINGTON, D.C. 20036-1800

                            TELEPHONE (202) 778-9000
                            FACSIMILE (202) 778-9100

FATIMA SULAIMAN
(202) 778-9223
fsulaiman@kl.com

                                  June 23, 2000

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

           Re:       Neuberger Berman Income Trust:
                          Neuberger Berman Limited Maturity Bond Trust
                          1933 Act File No. 33-62872
                          1940 Act File No. 811-7724
                     -------------------------------------------------

Dear Sir or Madam:

           Transmitted herewith for filing is the Semi-Annual Report to Shareholders of Neuberger Berman Income Trust for the period ended April 30, 2000. This filing is being made pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, and Rule 30b2-1 thereunder.

           If you should have any questions regarding this filing, please contact the undersigned.

                                                        Sincerely,

                                                        /s/ Fatima Sulaiman
                                                        -------------------
                                                            Fatima Sulaiman


Enclosures